INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets
SCHEDULE OF INTANGIBLE ASSETS

The Company’s intangible assets consist of costs incurred in connection with the development of the Company’s digital education software platform, the acquisition of customer relationships and trademarks.

	Cost	Accumulated depreciation	Impairment	Carrying amount as of December 31, 2025	Cost	Accumulated depreciation	Impairment	Carrying amount as of December 31, 2024
GeniusU software platform	$4,785,276	$(3,683,445)	$(1,084,613)	$17,218	$4,486,619	$(3,095,867)	$(1,084,613)	$306,139
Trade names, trademarks and domain names	11,326,827	(13,234)	(1,567,719)	9,745,874	7,632,945	(11,514)	(194,531)	7,426,900
Film Library	4,600,000	(1,758,821)	(2,841,179)	-	4,600,000	(1,217,646)	(939,964)	2,442,390
Customer list	4,200,000	(2,730,000)	(1,470,000)	-	4,200,000	(1,890,000)	(641,954)	1,668,046
Customer Relationship	340,000	(326,119)	(13,881)	-	340,000	(262,691)	(7,688)	69,621
	$25,252,103	$(8,511,619)	$(6,977,392)	$9,763,092	$21,259,564	$(6,477,718)	$(2,868,750)	$11,913,096

SCHEDULE OF RECONCILIATION OF INTANGIBLE ASSETS

A reconciliation of intangible assets for the years ended December 31, 2025 and 2024 are as follows:

	Balance as of December 31, 2024	Software Development Additions	Purchase of intangible (acquistions)		Purchase of intangible		Amortization Expense	Written Off	Impairment	Balance as of December 31, 2025
GeniusU software platform	$3,402,006	$298,657	$		$		$-	$-	$-	$3,700,663
Trade names, trademarks and domain names	7,426,900	-		3,700,000		80,000	(1,720)	(86,118)	(1,373,188)	9,745,874
Film Library	2,442,390	-		-		-	(541,175)	-	(1,901,215)	-
Customer List	1,668,046	-		-		-	(840,000)	-	(828,046)	-
Customer Relationship	69,621	-		-		-	(63,428)	-	(6,193)	-
Accumulated amortization	(3,095,867)	-		-		-	(587,578)	-	-	(3,683,445)
Net carrying value	$11,913,096	$298,657		$3,700,000		$80,000	$(2,033,901)	$(86,118)	$(4,108,642)	$9,763,092

	Balance as of December 31, 2023	Software Development Additions	Amortization Expense	Impairment	Balance as of December 31, 2024
GeniusU software platform	$2,909,106	$492,900	$-	$—	$3,402,006
Trade names, trademarks and domain names	7,632,945	—	(11,514)	(194,531)	7,426,900
Film Library	3,923,530		(541,176)	(939,964)	2,442,390
Customer List	3,150,000	—	(840,000)	(641,954)	1,668,046
Customer Relationship	145,309	—	(68,000)	(7,688)	69,621
Accumulated amortization	(2,510,139)	—	(585,728)	-	(3,095,867)
Net carrying value	$15,250,751	$492,900	$(2,046,418)	$(1,784,137)	$11,913,096